Notes to the consolidated statements of income - Net operating loss carryforwards (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
US Tax Reform [Abstract]
Net Operating loss carryforwards	€ 297,534,000
Unrecognized deferred tax assets	166,313,000
Deferred tax liabilities of foreign subsidiaries	10,656,000	€ 11,744,000
Deferred tax liability for undistributed profits of subsidiaries not recognized	8,240,031,000	€ 5,978,278,000
2019
US Tax Reform [Abstract]
Net Operating loss carryforwards	12,655,000
2020
US Tax Reform [Abstract]
Net Operating loss carryforwards	5,889,000
2021
US Tax Reform [Abstract]
Net Operating loss carryforwards	7,182,000
2022
US Tax Reform [Abstract]
Net Operating loss carryforwards	9,439,000
2023
US Tax Reform [Abstract]
Net Operating loss carryforwards	10,738,000
2024
US Tax Reform [Abstract]
Net Operating loss carryforwards	3,390,000
2025
US Tax Reform [Abstract]
Net Operating loss carryforwards	3,277,000
2026
US Tax Reform [Abstract]
Net Operating loss carryforwards	6,110,000
2027 and thereafter
US Tax Reform [Abstract]
Net Operating loss carryforwards	9,385,000
Without expiration date
US Tax Reform [Abstract]
Net Operating loss carryforwards	€ 181,479,000